Significant Accounting Policies - Schedule of Computing Straight-line Depreciation (Details)	Dec. 31, 2024
Computers and peripheral equipment [Member]
Schedule of Computing Straight-line Depreciation (Line Items)
Property, plant and equipment, depreciation percentage	33.00%
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Computing Straight-line Depreciation (Line Items)
Property, plant and equipment, depreciation percentage	7.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Computing Straight-line Depreciation (Line Items)
Property, plant and equipment, depreciation percentage	15.00%